Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 01, 2015	Nov. 30, 2014	Nov. 24, 2013
Equity [Abstract]
Pension and postretirement benefits	$ (257,355)	$ (261,454)
Net investment hedge losses	(21,634)	(21,721)
Foreign currency translation losses	(96,838)	(85,362)
Unrealized gain on marketable securities	2,304	2,234
Accumulated other comprehensive loss	(373,523)	(366,303)
Accumulated other comprehensive income attributable to noncontrolling interest	9,014	9,037
Accumulated other comprehensive loss attributable to Levi Strauss & Co.	$ (382,537)	$ (375,340)	$ (312,029)